Expense Example	Nov. 13, 2026 USD ($)
Twin Oak Short Horizon Absolute Return ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	560
Twin Oak Active Opportunities ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	$ 331